Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BLACKROCK MULTI-ASSET INCOME PORTFOLIO	Jul. 31, 2025 USD ($)
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 260
Expense Example, with Redemption, 3 Years	521
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	1,783
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	836
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	604
Expense Example, with Redemption, 3 Years	793
Expense Example, with Redemption, 5 Years	998
Expense Example, with Redemption, 10 Years	$ 1,588